CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Balance sheets (Parenthetical) (Details) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Preferred shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred shares, authorized (in shares)	50,000,000	50,000,000
Preferred shares, issued (in shares)	0	0
Preferred shares, outstanding (in shares)	0	0
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, authorized (in shares)	450,000,000	450,000,000
Ordinary shares, issued (in shares)	18,060,000	13,000,000
Ordinary shares, outstanding (in shares)	18,060,000	13,000.000
Parent company
Preferred shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred shares, authorized (in shares)	50,000,000	50,000,000
Preferred shares, issued (in shares)	0	0
Preferred shares, outstanding (in shares)	0	0
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, authorized (in shares)	450,000,000	450,000,000
Ordinary shares, issued (in shares)	18,060,000	13,000,000
Ordinary shares, outstanding (in shares)	18,060,000	13,000,000